24. LOANS, FINANCING AND DEBENTURES (Detaills 2) - BRL (R$) R$ in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about borrowings [line items]
Borrowings	R$ 14,777	R$ 14,772
Promissory Notes and Sureties [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings	9,247
Guarantee and Receivables [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings	3,652
Receivables [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings	310
Shares [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings	609
Unsecured [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings	R$ 959